SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Cash, cash equivalents and restricted cash
Maximum maturities of money market funds and demand deposits (in months)	3
Derivatives financial instruments and hedge accounting
Period of forecasted transactions hedged by using foreign currency forward exchange contracts (in years)	two years
Notional amount of outstanding foreign currency forward exchange contracts	$ 857.5	$ 2,177.4
Notional amount of outstanding foreign currency forward exchange contracts designated as cash flow hedge	401.8	628.2
Gain (loss) from the change in the fair value on the effective portion of derivative cash flow hedges recorded in accumulated other comprehensive income, net of tax	50.3	(19.0)	4.8
Loss from the change in the fair value on the ineffective portion of derivative cash flow hedges recorded in other income (expense), net of tax	93.0	49.8	8.0
Concentration of Credit Risk
Period of purchases expected to be considered for classification as advances to suppliers (in months)	12
Advances to suppliers	84.4	84.4
Long-term prepayments to suppliers	185.1	213.8
Total advances and long-term prepayments | Suppliers' credit risk | Minimum
Concentration of Credit Risk
Threshold for disclosure as percentage of total advances and long-term prepayments made to individual suppliers	10.00%	10.00%
Total advances and long-term prepayments | Suppliers' credit risk | Supplier A | Minimum
Concentration of Credit Risk
Prepayments made to individual suppliers	94.5	73.3
Total advances and long-term prepayments | Suppliers' credit risk | Supplier B | Minimum
Concentration of Credit Risk
Prepayments made to individual suppliers	$ 59.5	$ 18.4